Long-term debt - Narrative (Details)		12 Months Ended
	Feb. 03, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares	$ 490,000,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		5.35%
Maximum | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		4.50
Later than eight fiscal quarters | Maximum | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		3.75
TELUS Corporation
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 716,000,000	$ 132,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility		$ 1,657,000,000	$ 1,700,000,000
Effective interest rate		1.87%	2.90%
Gross borrowings		$ 941,000,000	$ 1,568,000,000
Undrawn borrowing facilities		716,000,000	132,000,000
Credit facility | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Minimum acquisition aggregate cash consideration threshold to increase the maximum permitted net debt to EBIDTA ratio		$ 60,000,000
Credit facility | Minimum
Disclosure of detailed information about borrowings [line items]
Operating cash flow to debt service ratio		1.50
Credit facility | 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		5.25
Credit facility | Second Year | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		4.50
Credit facility | Thereafter | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		3.75
Credit facility | Other lenders
Disclosure of detailed information about borrowings [line items]
Gross borrowings		$ 854,000,000	1,428,000,000
Credit facility | TELUS Corporation
Disclosure of detailed information about borrowings [line items]
Gross borrowings		87,000,000	140,000,000
Credit facility | Subsidiaries
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		0	2,000,000
Revolving component
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility		850,000,000	850,000,000
Borrowings		570,000,000
Gross borrowings		134,000,000	718,000,000
Undrawn borrowing facilities		716,000,000	132,000,000
Revolving component | Other lenders
Disclosure of detailed information about borrowings [line items]
Gross borrowings		118,000,000	653,000,000
Revolving component | TELUS Corporation
Disclosure of detailed information about borrowings [line items]
Gross borrowings		16,000,000	65,000,000
Term loan components
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility		807,000,000	850,000,000
Borrowings		237,000,000
Gross borrowings		$ 807,000,000	850,000,000
Percentage of principal advance required to be repaid each year of the term of the agreement		1.25%
Term loan components | Other lenders
Disclosure of detailed information about borrowings [line items]
Gross borrowings		$ 736,000,000	775,000,000
Term loan components | TELUS Corporation
Disclosure of detailed information about borrowings [line items]
Gross borrowings		$ 71,000,000	$ 75,000,000